Related parties - Schedule of Transactions (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr) executiveMember	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Related party transactions [abstract]
Number of executive members | executiveMember	5
Short-term employee benefits	SFr 4.2	SFr 2.1	SFr 1.9
Post-employment benefits	0.3	1.8	14.4
Share-based compensation	13.8	15.1	67.3
On Executive Team	SFr 18.3	SFr 19.0	SFr 83.6